Organization and Business Description	12 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Cellyan Biotechnology Co., Ltd (f.k.a. Hong Kong Pharma Digital Technology Holdings Limited) (“Cellyan” or “the Company”) is an exempted limited liability company formed under the laws of the Cayman Islands on August 17, 2023. The Company is an investment holding company and its subsidiaries (together, the “Group”) are principally engaged in the OTC pharmaceutical business through its wholly owned subsidiaries, Joint Cross Border Logistics Company Limited (“JCB”) and V-Alliance Technology Supplies Limited (“VA”), each a limited liability corporation incorporated in Hong Kong and collectively referred to as HK Subsidiaries. There are two main categories of business offering: (i) OTC pharmaceutical cross-border e-commerce supply chain services, primarily conducted through our Hong Kong subsidiary, JCB, which we refer to as the “Supply Chain Services” division and (ii) OTC pharmaceutical cross-border procurement and distribution, primarily conducted through our Hong Kong subsidiary, VA, which we refer to as the “Procurement and Distribution” division.

As of March 31, 2026 the Company’s subsidiaries and consolidated affiliated entities were as follows:

Subsidiaries	Date of Incorporation or acquisition	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Joint Cross Border Logistics Company Limited (“JCB”)	July 18th, 2017	Hong Kong, PRC	100%	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance Technology Supplies Limited (“VA”)	September 1st, 2016	Hong Kong, PRC	100%	procurement and distribution of pharmaceutical products
New Ben Global Enterprises Limited *	March 18, 2026	Hong Kong, PRC	100%	No activity

*	The Company disposed this company to original shareholder on July 15, 2026.

Reorganization

As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent of its subsidiaries. The reorganization of the legal structure was completed on December 7, 2023. The reorganization involved:

(i)	The transfer of all the shareholder equity interest in JCB to the Company on December 7, 2023;

(ii)	The transfer of all the shareholders’ equity interest in VA to the Company on December 7, 2023;

Before and after the Reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholder, and therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. IFRS does not have a standard nor cover combination under common control, and the Company chooses to adapt from US GAAP ASC is not contradictory to compliance with IFRS. Therefore, the consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5. Therefore, all subsidiaries are consolidated under common control basis. All references to the number of ordinary shares and per share data in the accompanying consolidated financial statements have been retrospectively restated to reflect the reorganization. However, the shares issued to new investors on and after December 1, 2023 were not part of the reorganization and have been accounted for prospectively.